Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Crypto Currencies

The following table presents the activities of the crypto currencies for the years ended December 31, 2023 and 2022. No activities occurred for the year ended December 31, 2024.

BNB
Crypto currencies at January 1, 2023	$144,423
Additions of crypto currencies	-
Realized gain on sale of crypto currencies	89,649
Impairment of crypto currencies	-
Sale of crypto currencies	(229,000)
Crypto currencies at December 31, 2023(2)	$5,072

BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at December 31, 2022(2)	$144,423

(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.

(2)	The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2024 and 2023.

Schedule of Diluted Earning (Loss) Per Ordinary Share	As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.
		Years Ended December 31,
		2024	2023	2022
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	-	729,167	729,167
January 2021 Call Options	See Note 15	-	-	4,000,000
February 2021 Warrants	See Note 13	3,815,929,150	2,269,473,600	38,800,000
December 2021 Warrants	See Note 13	252,844,550	150,375,950	2,285,715
August 2022 and December 2022 Convertible Debentures	See Note 12	-	-	5,200,000
September 2023 Convertible Debenture	See Note 12	-	2,000,000	-
Series H Warrant	See Note 12	657,900	657,900	-
January 2024 Convertible Debenture	See Note 12	40,000	-	-
Series I Warrant	See Note 12	442,500	-	-
August 2024 Convertible Debenture	See Note 12	267,857,143	-	-
Series J Warrant	See Note 12	200,892,900	-	-